Statements of Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Operating Activities
Net income	$ 544.2	$ 459.7	$ 479.5
Adjustments to reconcile net income to net cash provided by operations:
Depreciation	143.7	120.4	112.2
Depreciation - restructuring and merger and integration	10.4	38.5	53.6
Amortization	96.8	88.1	73.8
Impairment charges	0	4.6	17.6
Share-based compensation expense	21.3	21.7	24.0
Other restructuring activities	(0.7)	8.0	8.5
Loss on sale of assets - net	4.8	3.4	2.9
Loss on divestiture	0	11.3	0
Deferred income tax benefit	(15.6)	(17.2)	(59.8)
Changes in assets and liabilities, net of effect from businesses acquired:
Trade receivables	33.2	9.3	(102.6)
Inventories	15.2	(48.2)	(204.2)
Other current assets	4.6	3.0	(33.4)
Accounts payable	11.2	35.8	54.3
Accrued liabilities	(6.7)	36.9	30.4
Proceeds from settlement of interest rate swaps - net	0	17.7	0
Defined benefit pension contributions	(40.0)	(11.4)	(16.8)
Accrued and prepaid taxes	3.5	(3.0)	(78.4)
Other - net	29.9	(47.7)	30.0
Net Cash Provided by Operating Activities	855.8	730.9	391.6
Investing Activities
Businesses acquired, net of cash acquired	0	(737.3)	0
Additions to property, plant, and equipment	(206.5)	(274.2)	(180.1)
Equity investment in affiliate	0	(35.9)	0
Proceeds from divestiture	0	9.3	0
Purchases of marketable securities	0	0	(75.6)
Sales and maturities of marketable securities	0	18.6	57.1
Proceeds from disposal of property, plant, and equipment	3.3	4.0	5.8
Other - net	17.6	(20.4)	(0.1)
Net Cash Used for Investing Activities	(185.6)	(1,035.9)	(192.9)
Financing Activities
Repayments of long-term debt	(50.0)	0	(10.0)
Proceeds from long-term debt - net	0	748.6	400.0
Quarterly dividends paid	(222.8)	(213.7)	(194.0)
Purchase of treasury shares	(364.2)	(315.8)	(389.1)
Proceeds from stock option exercises	2.2	2.8	14.5
Other - net	(6.2)	(2.3)	8.2
Net Cash (Used for) Provided by Financing Activities	(641.0)	219.6	(170.4)
Effect of exchange rate changes on cash	(2.5)	(4.7)	7.9
Net increase (decrease) in cash and cash equivalents	26.7	(90.1)	36.2
Cash and cash equivalents at beginning of year	229.7	319.8	283.6
Cash and Cash Equivalents at End of Year	$ 256.4	$ 229.7	$ 319.8